Common and Preferred Stock, Additional Paid-In Capital and Dividends, 2026 Equity Line Purchase Agreements (Details) - USD ($) $ in Thousands		6 Months Ended
	Jun. 12, 2026	Jun. 30, 2026	Jun. 30, 2025	Apr. 20, 2026
Common and Preferred Stock, Additional Paid-In Capital and Dividends [Abstract]
Issuance costs		$ 1,916	$ 0
Common Shares [Member]
Common and Preferred Stock, Additional Paid-In Capital and Dividends [Abstract]
Shares issued (in shares)	293,994
2026 Equity Line Purchase Agreement [Member]
Common and Preferred Stock, Additional Paid-In Capital and Dividends [Abstract]
Maximum amount of common shares that can be sold				$ 50,000
Issuance costs		$ 329
2026 Equity Line Purchase Agreement [Member] | Common Shares [Member]
Common and Preferred Stock, Additional Paid-In Capital and Dividends [Abstract]
Shares issued (in shares)		0